Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information
QUARTERLY DATA (UNAUDITED)
The following is a condensed summary of the Company’s unaudited quarterly results of continuing operations for fiscal 2014 and 2013. Previously reported quarterly amounts have been revised to reflect the retrospective application of the classification of the Thermal Systems segment as a discontinued operation. Refer to Note 25. Discontinued Operations for additional information.

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,	Total
	(in millions, except per share amounts)
2014
Net sales	$3,897	$4,062	$3,762	$3,778	$15,499
Cost of sales	3,164	3,262	3,041	3,004	12,471
Gross profit	$733	$800	$721	$774	$3,028
Operating income	$440	$462	$392	$464	$1,758
Income from continuing operations	$326	$379	$313	$362	$1,380
Income from discontinued operations, net of tax	15	27	12	6	60
Net income (1)	$341	$406	$325	$368	$1,440
Net income attributable to Delphi	$320	$382	$305	$344	$1,351
Basic net income per share:
Continuing operations (2)	$1.02	$1.19	$1.00	$1.16	$4.36
Discontinued operations (2)	0.03	0.07	0.02	0.01	0.14
Basic net income per share attributable to Delphi (2)	$1.05	$1.26	$1.02	$1.17	$4.50
Weighted average number of basic shares outstanding	305.85	302.68	298.59	294.11	300.27
Diluted net income per share:
Continuing operations (2)	$1.01	$1.19	$1.00	$1.15	$4.34
Discontinued operations (2)	0.03	0.07	0.02	0.01	0.14
Diluted net income per share attributable to Delphi (2)	$1.04	$1.26	$1.02	$1.16	$4.48
Weighted average number of diluted shares outstanding	306.89	303.74	300.14	296.93	301.89

2013
Net sales	$3,682	$3,882	$3,665	$3,822	$15,051
Cost of sales	3,028	3,139	3,012	3,095	12,274
Gross profit	$654	$743	$653	$727	$2,777
Operating income	$381	$464	$376	$406	$1,627
Income from continuing operations	$282	$367	$283	$309	$1,241
Income from discontinued operations, net of tax	16	22	10	12	60
Net income (3)	$298	$389	$293	$321	$1,301
Net income attributable to Delphi	$276	$367	$271	$298	$1,212
Basic net income per share:
Continuing operations (2)	$0.84	$1.13	$0.86	$0.94	$3.76
Discontinued operations (2)	0.04	0.05	0.02	0.03	0.14
Basic net income per share attributable to Delphi (2)	$0.88	$1.18	$0.88	$0.97	$3.90
Weighted average number of basic shares outstanding	314.68	311.93	309.68	307.08	310.82
Diluted net income per share:
Continuing operations (2)	$0.84	$1.12	$0.85	$0.94	$3.75
Discontinued operations (2)	0.04	0.05	0.02	0.03	0.14
Diluted net income per share attributable to Delphi (2)	$0.88	$1.17	$0.87	$0.97	$3.89
Weighted average number of diluted shares outstanding	315.36	312.69	310.62	308.64	311.80

(1)	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.

(2)	Due to the use of the weighted average shares outstanding for each quarter for computing earnings per share, the sum of the quarterly per share amounts may not equal the per share amount for the year.

(3)	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million.